SUPPLEMENTAL CASH FLOW INFORMATION (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash Investing and Financing Activities [Abstract]
Unpaid acquisition of PPE		$ 7,104,214	$ 5,751,534	$ 5,779,850
Principal payment of financial lease	[1]	$ 2,683,976	$ 2,807,421	$ 3,624,542

[1]	Cancelled through compensation with trade receivables with the creditor. See Note 13.